Post employment benefits - Analysis of net assets/(deficit) (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Net surplus/(deficit) is analysed as:
Assets	€ 60	€ 590
Liabilities	(513)	(438)
Defined benefit pension plan
Analysis of net surplus/(deficit):
Total fair value of plan assets	7,632	6,906
Present value of funded plan liabilities	(7,968)	(6,641)
Net surplus/(deficit) for funded schemes	(336)	265
Present value of unfunded scheme liabilities	(117)	(113)
Net surplus/(deficit)	(453)	152
Net surplus/(deficit) is analysed as:
Assets	60	590
Liabilities	(513)	(438)
CWW section
Analysis of net surplus/(deficit):
Total fair value of plan assets	2,912	2,842
Present value of funded plan liabilities	(2,852)	(2,393)
Net surplus/(deficit) for funded schemes	60	449
Net surplus/(deficit) is analysed as:
Assets	60	449
Liabilities	0
Vodafone section
Analysis of net surplus/(deficit):
Total fair value of plan assets	3,298	2,873
Present value of funded plan liabilities	(3,457)	(2,731)
Net surplus/(deficit) for funded schemes	(159)	142
Net surplus/(deficit) is analysed as:
Assets	0	€ 142
Liabilities	€ (159)